Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Restricted Stock Units [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] 3i, LP [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Agile [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] CP BF [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member] Restricted Stock Units [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member] 3i, LP [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member] Agile [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member] CP BF [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member] Related Party [Member]	Series FE Preferred Stock [Member] Preferred Stock [Member] Yorkville [Member]	Common Stock [Member]	Common Stock [Member] Restricted Stock Units [Member]	Common Stock [Member] 1800 Diagonal Lending LLC [Member]	Common Stock [Member] 3i, LP [Member]	Common Stock [Member] Agile [Member]	Common Stock [Member] CP BF [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stock [Member] Private Placement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restricted Stock Units [Member]	Additional Paid-in Capital [Member] 1800 Diagonal Lending LLC [Member]	Additional Paid-in Capital [Member] 3i, LP [Member]	Additional Paid-in Capital [Member] Agile [Member]	Additional Paid-in Capital [Member] CP BF [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Restricted Stock Units [Member]	AOCI Attributable to Parent [Member] 1800 Diagonal Lending LLC [Member]	AOCI Attributable to Parent [Member] 3i, LP [Member]	AOCI Attributable to Parent [Member] Agile [Member]	AOCI Attributable to Parent [Member] CP BF [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restricted Stock Units [Member]	Retained Earnings [Member] 1800 Diagonal Lending LLC [Member]	Retained Earnings [Member] 3i, LP [Member]	Retained Earnings [Member] Agile [Member]	Retained Earnings [Member] CP BF [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]	Total	Restricted Stock Units [Member]	1800 Diagonal Lending LLC [Member]	3i, LP [Member]	Agile [Member]	CP BF [Member]	Related Party [Member]	Yorkville [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member] Related Party [Member]	Series B Preferred Stock [Member] Preferred Stock [Member] Yorkville [Member]
Balance at Dec. 31, 2023															$ 26									$ 14,890,169														$ (46,766,324)								$ (31,876,129)
Balance, shares at Dec. 31, 2023															258,529
Shares issued to GEM															$ 2									784,941																						784,943
Shares issued to GEM, shares															19,000
Shares issued for payment to Verista
Conversion of convertible notes - related party																														$ 2,540,091																						$ 2,540,091
Conversion of convertible notes-related party, shares																	240,883	2,565,781	232,786	62,700	1,781
Stock-based compensation																								1,165,680																						1,165,680
Exercise of RSUs to Board of Director members															$ 1									(1)
Exercise of RSUs to board of director members, shares															7,939
Net loss																																						(31,513,389)								(31,513,389)
Effect of reverse stock split
Effect of reverse stock split, shares															18,959
Shares issued to Yorkville for convertible notes															$ 5									4,129,995																						4,130,000
Shares issued to Yorkville for convertible notes, shares															45,416
Shares issued to Yorkville for commitment fee																								500,000																						500,000
Shares issued to Yorkville for commitment fee, shares															1,420
Shares issued to Yorkville for redemption premium																															$ 115,800																						$ 115,800
Shares issued to Yorkville for redemption premium, shares															1,200
Shares issued to Roth for advisory fee															$ 1									578,832																						578,833
Shares issued to Roth for advisory fee, shares															3,879
Shares issued for marketing expense																								334,772																						334,772
Shares issued for marketing expense, shares															947
Forfeiture of sponsor shares
Forfeiture of sponsor shares, shares															(200)
Issuance of common stock and warrants, net of issuance costs															$ 1									6,257,367																						6,257,368
Issuance of common stock and warrants, net of issuance costs, shares															10,456
Incremental fair value of Series A and Series B warrant modification																								418,360																						418,360
Deemed dividend - Series A and Series B warrant modification																								(418,360)																						(418,360)
Shares issued for exercise of Pre-Funded warrants															$ 2									864																						866
Shares issued for exercise of pre-funded warrants, shares															17,322
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement															$ 3									1,287,000																						1,287,003
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement, shares															33,085
Premium issued as part of CP BF debt modification																								4,079,225																						4,079,225
Issuance of warrants to CP BF, net of issuance costs																								2,763,161																						2,763,161
Shares issued to MZHCI for investor relations services																								94,800																						94,800
Shares issued to MZHCI for investor relations services, shares															2,400
Shares issued to J.V.B for payment of outstanding debt																								115,000																						115,000
Shares issued to J.V.B for payment of outstanding debt, shares															2,908
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes															$ 3									8,866,617																						8,866,620
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes, shares															28,242
Derecognition of Cantor fee																								4,000,000																						4,000,000
Class A Shares issued for OpenReel acquisition															$ 9									1,526,106																						1,526,115
Class A shares issued for openreel acquisition, shares															93,056
Pre-Funded Warrants issued for OpenReel acquisition																								19,300,805																						19,300,805
Series FE Preferred Stock issued for OpenReel acquisition
Series FE Preferred Stock issued for openreel acquisition, shares							1
Shares issued to Hudson for consulting fee															$ 1									166,500																						166,501
Shares issued to hudson for consulting fee, shares															4,500
Conversion of convertible notes - CP BF															$ 1									216,283																						216,284
Conversion of convertible notes - CP BF, shares															5,560
Shares issued to Perkins Coie LLP for payment of outstanding debt															$ 6									919,694																						919,700
Shares issued to Perkins Coie LLP for payment of outstanding debt, shares															60,000
Issuance of shares to Yorkville under the SEPA agreement															$ 6									880,937																						880,943
Issuance of shares to Yorkville under the SEPA agreement, shares															55,000
Shares issued for exercise of pre-funded warrants - HCW PIPE															$ 12									1,164																						1,176
Shares issued for exercise of pre-funded warrants - HCW PIPE, shares															117,647
Shares issued for exercise of pre-funded warrants - CP BF															$ 3									27																						30
Shares issued for exercise of pre-funded warrants - CP BF, shares															30,470
Balance at Dec. 31, 2024															$ 82									75,515,829														(78,279,713)								(2,763,802)
Balance, shares at Dec. 31, 2024							1								819,516
Shares issued to Yorkville under the SEPA															$ 289									18,602,931																						18,603,220
Issuance of shares to yorkville under the SEPA ,shares															2,882,001
Shares issued under ATM															$ 182									3,429,075																						3,429,257
Shares issued under ATM, shares															1,816,387
Shares issued to FE															$ 118									(118)
Shares issued to FE, shares															1,176,628
Shares issued to GEM															$ 6									329,990																						329,996
Shares issued to GEM, shares																							64,237
Shares issued for payment to Hudson															$ 14									974,247																						974,261
Shares issued for payment to hudson, shares															130,600
Shares issued for payment to Verista																								49,800																						49,800
Shares issued for payment to verista, shares															3,000
Shares issued for payment to Houlihan															$ 1									30,809																						30,810
Shares issued for payment to houlihan, shares															13,000
Shares issued for payment to Perkins Coie															$ 13									365,287																						365,300
Shares issued for payment to Perkins Coie, shares															130,000
Shares issued for payment to Acorn															$ 1									22,631																						22,632
Shares issued for payment to Acorn, shares															13,158
Shares issued for Vidello acquisition															$ 9									1,661,668																						1,661,677
Shares issued for Vidello acquisition, shares															89,820
Conversion of convertible notes - related party																	$ 24	$ 257	$ 23	$ 6						$ 457,469	$ 4,342,859	$ 283,977	$ 165,455																			$ 457,493	$ 4,343,116	$ 284,000	$ 165,461
Stock-based compensation																								2,679,231																						2,679,231
Exercise of RSUs to Board of Director members																$ 20									$ (20)
Exercise of RSUs to board of director members, shares																200,954
Exercise of warrants															$ 10									(10)
Exercise of warrants, shares															104,882
Currency translation adjustment																																(85,377)														(85,377)
Net loss																																						(22,492,075)								(22,492,075)
Premium issued as part of CP BF debt modification
Shares issued to J.V.B for payment of outstanding debt
Derecognition of Cantor fee
Shares issued to Hudson for consulting fee																																														974,261
Balance at Dec. 31, 2025															$ 1,055									$ 108,911,110								$ (85,377)						$ (100,771,788)								$ 8,055,001
Balance, shares at Dec. 31, 2025															10,546,333																															10,546,333